Pay vs Performance Disclosure	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 10, 2022	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay versus Performance

As required by SEC rules, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company’s aligns executive compensation with the Company’s performance, refer to “Executive Compensation – Compensation Discussion and Analysis.”

							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO[1]		Compensation Actually Paid to PEO[2]		Average Summary Compensation Table Total for Non-PEO NEOs[3]	Average Compensation Actually Paid to Non-PEO NEOs[4]	Total Stockholder Return[5]	Peer Group Total Stockholder Return[6]	Net Income (thousands)[7]	ROE[8]
(a)	(b)		(c)		(d)	(e)	(f)	(g)	(h)	(i)
2025	$6,167,961		$6,196,128		$1,836,109	$1,834,729	72	109	$230,499	3.9%
2024	$6,790,329		$6,882,085		$1,430,280	$1,376,965	72	96	$176,065	23.6%
2023	$6,146,878		$6,076,344		$3,537,948	$3,628,018	70	97	$126,104	13.2%
2022[9]	Marria	Kardis	Marria	Kardis	$4,041,414	$2,587,076	68	84	$(513,066)	15.0%
	$7,481,461	$5,944,178	$4,858,627	$3,687,845
2021[10]	$11,976,596		$16,003,134		$6,517,304	$8,035,188	161	116	$674,519	17.7%

Company Selected Measure Name			ROE
Named Executive Officers, Footnote			The dollar amounts reported in column (b) are (i) for 2025, the amounts of total compensation reported for Mr. Kardis (our Chief Executive Officer), (ii) for 2024, the amounts of total compensation reported for Mr. Kardis (our Chief Executive Officer), (iii) for 2023, the amounts of total compensation reported for Mr. Kardis (our Chief Executive Officer), (iv) for 2022, the amounts of total compensation reported for Mr. Marria (our former Chief Executive Officer until December 10, 2022) and the amounts of total compensation reported for Mr. Kardis (our Chief Executive Officer), and (v) for 2021, the amounts of total compensation reported for Mr. Marria (our former Chief Executive Officer until December 10, 2022, and together with Mr. Kardis, the “PEOs”) and in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation – Executive Compensation Tables – Summary Compensation Table.”The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding the relevant PEO for the applicable year) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding the relevant PEO for the applicable year) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Messrs. Viswanathan, Macdowell, Thakkar and Ms. Sung; (ii) for 2024, Messrs. Viswanathan, Macdowell, Thakkar and Choudhary Yarlagadda and Ms. Sung; (iii) for 2023, Messrs. Yarlagadda, Viswanathan and Thakkar and Ms. Sung; (iv) for 2022, Messrs. Viswanathan, Yarlagadda and Thakkar; and (v) for 2021, Messrs. Viswanathan, Yarlagadda and Kardis.
Peer Group Issuers, Footnote			Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: iShares Mortgage Real Estate ETF.
Adjustment To PEO Compensation, Footnote

[2]	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to the relevant PEO during the applicable year as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the relevant PEO during the applicable year. In accordance with SEC rules, the following adjustments were made to the relevant PEO’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO		Minus Reported Value of Equity Awards(a)		Plus Equity Award Adjustments(b)		Compensation Actually Paid to PEO
2025	$6,167,961		$3,890,781		$3,918,948		$6,196,128
2024	$6,790,329		$2,617,466		$2,709,222		$6,882,085
2023	$6,146,878		$2,670,453		$2,599,919		$6,076,344
2022	Marria $7,481,461	Kardis $5,944,178	Marria $1,478,127	Kardis $1,463,378	Marria $(1,144,708)	Kardis $(792,955)	Marria $4,858,627	Kardis $3,687,845
2021	$11,976,596		$6,583,196		$10,609,734		$16,003,134

Non-PEO NEO Average Total Compensation Amount			$ 1,836,109	$ 1,430,280	$ 3,537,948	$ 4,041,414	$ 6,517,304
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,834,729	1,376,965	3,628,018	2,587,076	8,035,188
Adjustment to Non-PEO NEO Compensation Footnote

[4]	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the relevant PEO for the applicable year), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding the relevant PEO for the applicable year) during the applicable year. In accordance with SEC rules, the following adjustments were made to average total compensation for the NEOs as a group (excluding the relevant PEO for the applicable year) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Minus Average Reported Value of Equity Awards	Plus Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
2025	$1,836,109	$917,110	$915,731	$1,834,729
2024	$1,430,280	$504,801	$451,486	$1,376,965
2023	$3,537,948	$1,538,956	$1,629,026	$3,628,018
2022	$4,041,414	$954,881	$(499,458)	$2,587,076
2021	$6,517,304	$2,510,013	$4,027,897	$8,035,188

Equity Valuation Assumption Difference, Footnote

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year and Unvested at End of the Year		Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards		Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year		Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year		Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year		Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation		Total Equity Award Adjustments
2025	$3,199,715		$65,810		$705,321		$(51,898)		-		-		$3,918,948
2024	$2,290,712		$93,168		$450,284		$(124,942)		-		-		$2,709,222
2023	$2,087,683		$65,259		$417,537		$29,440		-		-		$2,599,919
2022	Marria $239,811	Kardis $237,418	Marria $(1,369,241)	Kardis $(1,006,065)	Marria -	Kardis -	Marria $(15,278)	Kardis $(24,309)	Marria -	Kardis -	Marria -	Kardis -	Marria $(1,144,708)	Kardis $(792,955)
2021	$9,677,612		$824,805		-		$107,317		-		-		$10,609,734

(a) The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year and Unvested at End of the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2025	$676,892	$7,114	$247,081	$(15,357)	-	-	$915,731
2024	$441,228	$5,942	$86,840	$(82,524)	-	-	$451,486
2023	$1,212,843	$141,584	$233,621	$40,978	-	-	$1,629,026
2022	$154,920	$(645,784)	-	$(8,594)	-	-	$(499,458)
2021	$3,361,188	$590,377	-	$76,332	-	-	$4,027,897

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and TSR

As demonstrated by the following graph, the amount of compensation actually paid to the relevant PEO for the applicable year and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding the relevant PEO for the applicable year) is aligned with the Company’s TSR over the five years presented in the table.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income

As demonstrated by the following table, the amount of compensation actually paid to the relevant PEO for the applicable year and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding the relevant PEO for the applicable year) is generally aligned with the Company’s net income over the five years presented in the table.

Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid and ROE

As demonstrated by the following graph, the amount of compensation actually paid to the relevant PEO for the applicable year and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding the relevant PEO for the applicable year) is aligned with the Company’s ROE over the five years presented in the table.

Tabular List, Table

Financial Performance Measures

As described in greater detail in “Executive Compensation – Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders. For the most recently completed fiscal year, the most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs to the Company’s performance are as follows:

•	Relative ROE

•	Relative TSR

•	Relative Economic Return

Total Shareholder Return Amount			$ 72	72	70	68	161
Peer Group Total Shareholder Return Amount			109	96	97	84	116
Net Income (Loss)			$ 230,499,000	$ 176,065,000	$ 126,104,000	$ (513,066,000)	$ 674,519,000
Company Selected Measure Amount			0.039	0.236	0.132	0.150	0.177
Additional 402(v) Disclosure

Analysis of the Information Presented in the Pay versus Performance Table

As described in more detail in the section “Executive Compensation – Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, not all of those Company measures are presented in the Pay versus Performance table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Relative ROE
Non-GAAP Measure Description			These are the same amounts as used for the ROE bonus under the Employment Agreements. See Appendix I for additional information on the calculation of ROE in relation to GAAP reported results.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Relative TSR
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Relative Economic Return
Non-PEO NEO [Member] | Average Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 917,110	$ 504,801	$ 1,538,956	$ 954,881	$ 2,510,013
Non-PEO NEO [Member] | Average Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			915,731	451,486	1,629,026	(499,458)	4,027,897
Non-PEO NEO [Member] | Average Fair Value of Equity Awards Granted and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			676,892	441,228	1,212,843	154,920	3,361,188
Non-PEO NEO [Member] | Average Change in Fair Value of Outstanding Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			7,114	5,942	141,584	(645,784)	590,377
Non-PEO NEO [Member] | Average Fair Value as of Vesting Date of Equity Awards Granted and Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			247,081	86,840	233,621
Non-PEO NEO [Member] | Average Change in Fair Value of Equity Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(15,357)	(82,524)	40,978	(8,594)	76,332
Non-PEO NEO [Member] | Average Fair Value Equity Awards that Failed to Meet Vesting [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Average Value of Dividends or Other Earnings Paid on Stock or Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Kardis [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			6,167,961	6,790,329	6,146,878	5,944,178
PEO Actually Paid Compensation Amount			$ 6,196,128	$ 6,882,085	$ 6,076,344	3,687,845
PEO Name	Mr. Kardis		Mr. Kardis	Mr. Kardis	Mr. Kardis
Kardis [Member] | PEO [Member] | Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 3,890,781	$ 2,617,466	$ 2,670,453	1,463,378
Kardis [Member] | PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			3,918,948	2,709,222	2,599,919	(792,955)
Kardis [Member] | PEO [Member] | Fair Value of Equity Awards Granted and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			3,199,715	2,290,712	2,087,683	237,418
Kardis [Member] | PEO [Member] | Fair Value of Outstanding Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			65,810	93,168	65,259	(1,006,065)
Kardis [Member] | PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			705,321	450,284	417,537
Kardis [Member] | PEO [Member] | Change in Fair Value of Equity Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(51,898)	(124,942)	29,440	(24,309)
Kardis [Member] | PEO [Member] | Fair Value Equity Awards that Failed to Meet Vesting [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Kardis [Member] | PEO [Member] | Value of Dividends or Other Earnings Paid on Stock or Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Marria [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount						7,481,461	11,976,596
PEO Actually Paid Compensation Amount						4,858,627	$ 16,003,134
PEO Name		Mr. Marria					Mr. Marria
Marria [Member] | PEO [Member] | Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						1,478,127	$ 6,583,196
Marria [Member] | PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						(1,144,708)	10,609,734
Marria [Member] | PEO [Member] | Fair Value of Equity Awards Granted and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						239,811	9,677,612
Marria [Member] | PEO [Member] | Fair Value of Outstanding Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						(1,369,241)	824,805
Marria [Member] | PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Marria [Member] | PEO [Member] | Change in Fair Value of Equity Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						(15,278)	107,317
Marria [Member] | PEO [Member] | Fair Value Equity Awards that Failed to Meet Vesting [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Marria [Member] | PEO [Member] | Value of Dividends or Other Earnings Paid on Stock or Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount